Loans Payable (Details Narrative) - USD ($)										1 Months Ended							12 Months Ended
	Sep. 02, 2016	Jan. 04, 2016	Dec. 02, 2015	Nov. 13, 2015	Sep. 01, 2015	Aug. 12, 2015	Jul. 03, 2015	Dec. 04, 2014	Aug. 12, 2013	May 31, 2017	Dec. 23, 2015	Sep. 15, 2015	Aug. 21, 2015	May 29, 2015	Jan. 29, 2015	Sep. 18, 2014	Dec. 31, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 19, 2015	Feb. 27, 2014	May 30, 2013
Conversion into common stock per share																		$ 0.01	$ 0.01	$ 0.01
Loan 6 [Member] | Unsecured Notes Payable [Member]
Interest rate	5.00%
Maturity period	1 year
Notes payable	$ 50,000
Loan 5 [Member] | Unsecured Notes Payable [Member]
Interest rate	5.00%
Maturity period	1 year
Notes payable	$ 100,000
Loan 4 [Member] | Unsecured Notes Payable [Member] | Significant shareholder [Member]
Interest rate				8.00%	8.00%	8.00%		8.00%			8.00%	8.00%	8.00%		8.00%
Maturity period				1 year	1 year	1 year		1 year			1 year	1 year	1 year		1 year
Notes payable				$ 30,000	$ 40,000	$ 20,000		$ 20,000			$ 10,000	$ 25,000	$ 25,000		$ 20,000
Loan 3 [Member]
Conversion of loans										$ 22,000
Conversion into common stock per share										$ 0.0001
Loan 3 [Member] | Unsecured, Non-Guaranteed Loan Agreement [Member]
Proceeds from issuance of debt		$ 45,000	$ 22,000				$ 5,000							$ 4,000		$ 35,000
Interest rate		8.00%	8.00%				8.00%							8.00%		8.00%
Maturity period		1 year	1 year				1 year							1 year		1 year
Loan 1 [Member] | Director [Member]
Due to related party									$ 25,000														$ 2,000
Interest rate									1.00%														1.00%
Loan 1 [Member] | Director [Member] | Unsecured, Non-Guaranteed Loan Agreement [Member]
Proceeds from issuance of debt									$ 27,000
Loan 2 [Member] | Director [Member]
Due to related party																					$ 10,200	$ 6,000
Interest rate																					1.00%	1.00%
Repayment of related party debt																	$ 13,200
Loan 3 One [Member]
Conversion of loans										$ 45,000